NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Nature of Operations [Abstract]
Schedule of Detailed Information about Company's Principal Properties and Material Subsidiaries
All of the Company’s principal properties are located in the Americas. Details of the Company’s wholly owned principal properties and material subsidiaries as at December 31, 2025 are as follows:

	Ownership interest in subsidiary	Location	Principal property	Principal activity
Subsidiary
Premier Gold Mines Hardrock Inc. and PAG Holding Corp.	100%	Canada	Greenstone(1)	Production
Marathon Gold Corporation (“Marathon”)	100%	Canada	Valentine Gold Mine (“Valentine”)(2)	Production
Western Mesquite Mines, Inc.	100%	USA	Mesquite Mine (“Mesquite”)	Production
Desarrollo Minero de Nicaragua S.A.	100%	Nicaragua	La Libertad Mine Complex (“La Libertad”)	Production
Triton Minera S.A.	100%	Nicaragua	El Limon Mine Complex (“El Limon”)	Production
Mineração Aurizona S.A. (“MASA”), Santa Luz Desenvolvimento Mineral Ltda and Mineração Riacho Dos Machados Ltda	100%	Brazil	Brazil Operations	Discontinued operations
Castle Mountain Ventures	100%	USA	Castle Mountain Mine (“Castle Mountain”)(3)	Development
Desarollos Mineros San Luis S.A. de C.V. (“DMSL”)	100%	Mexico	Los Filos Mine Complex (“Los Filos”)(4)	Development
(1)    Greenstone reached commercial production, which is the point at which the mine is capable of operating in the manner intended by the Company’s management, in November 2024 (note 10(b)).
(2)    Valentine reached commercial production in November 2025 (note 10(b)).
(3)    In August 2024, the Company suspended mining at Castle Mountain and classified the mine as a development project for the duration of the permitting period for the mine’s phase 2 project.
(4)    On April 1, 2025, the Company suspended operations at Los Filos (note 10(c)(i)) and classified the mine as a development project.